Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Customer One [Member]
Concentration of credit risk, percentage	16.00%	15.00%	14.00%	16.00%
Customer Two [Member]
Concentration of credit risk, percentage	12.00%	12.00%	12.00%	16.00%
Customer Three [Member]
Concentration of credit risk, percentage	10.00%	12.00%		12.00%
Customer Four [Member]
Concentration of credit risk, percentage	10.00%			11.00%